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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:   6/30/2012
                                                             ---------
            Check here if Amendment[ ]: Amendment Number:
                                                             ---------

                        This Amendment (Check only one):
                        [   ]      is a restatement
                        [   ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Netols Asset Management, Inc.
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Address:       1045 W. Glen Oaks Lane, Suite 202
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               Mequon, WI 53092
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Form 13F File Number 28-12202

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:          Jeffrey W. Netols
               ---------------------------
Title:         President
               ---------------------------
Phone:         262-240-2930
               ---------------------------

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
----------------------------------
(Signature)
Mequon, WI
----------------------------------
(City, State)
August 9, 2012
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Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ x ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                      0
         --------------

Form 13F Information Table Entry Total:
                     72
         --------------
Form 13F Information Table Value Total:
                703,068 (thousands)
         --------------


List of Other Included Managers:
                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     None

                                                      Form 13F INFORMATION TABLE
                                                               6/30/2012

          COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
           NAME                     TITLE                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
         OF ISSUER                 OF CLASS    CUSIP   (X$1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
AARONS INC                        COM PAR
                                   $0.50     002535300  10,498    370,837   SH         SOLE              334,270            36,567
ACCURIDE CORP NEW                 COM NEW    00439T206   8,597  1,432,902   SH         SOLE            1,291,264           141,638
ACTUANT CORP                      CL A NEW   00508x203  11,206    412,583   SH         SOLE              371,923            40,660
ACUITY BRANDS INC                    COM     00508Y102   8,289    162,809   SH         SOLE              146,763            16,046
ANN INC                              COM     035623107  11,685    458,401   SH         SOLE              413,264            45,137
ARBITRON INC                         COM     03875Q108  10,352    295,771   SH         SOLE              266,518            29,253
BANK HAWAII CORP                     COM     062540109   8,647    188,189   SH         SOLE              169,496            18,693
BARRETT BILL CORP                    COM     06846N104   6,251    291,850   SH         SOLE              262,995            28,855
CABELAS INC                          COM     126804301  16,863    446,003   SH         SOLE              402,048            43,955
CAPELLA EDUCATION COMPANY            COM     139594105   8,774    252,423   SH         SOLE              227,565            24,858
CARPENTER TECHNOLOGY CORP            COM     144285103  10,382    217,021   SH         SOLE              195,653            21,368
CARTER INC                           COM     146229109  14,187    269,708   SH         SOLE              243,149            26,559
CEDAR FAIR L P                   DEPOSITARY
                                 UNIT        150185106  11,693    390,172   SH         SOLE              351,604            38,568
CHEESECAKE FACTORY INC               COM     163072101  10,441    326,685   SH         SOLE              294,462            32,223
CIBER INC                            COM     17163B102   7,984  1,852,342   SH         SOLE            1,668,487           183,855
COINSTAR INC                         COM     19259P300  15,707    228,760   SH         SOLE              206,225            22,535
COMMERCIAL VEH GROUP INC             COM     202608105   7,458    865,186   SH         SOLE              779,705            85,481
COMMUNITY BK SYS INC                 COM     203607106   8,015    295,526   SH         SOLE             266,198            29,328
COMPASS MINERALS INTL INC            COM     20451N101  12,252    160,613   SH         SOLE              144,843            15,770
DOMINOS PIZZA INC                    COM     25754A201  12,449    402,759   SH         SOLE              363,077            39,682
EMPIRE DIST ELEC CO                  COM     291641108   9,316    441,500   SH         SOLE              397,998            43,502
ENDURANCE SPECIALTY HLDGS LT         SHS     G30397106  11,119    290,171   SH         SOLE              261,285            28,886
ENTEGRIS INC                         COM     29362U104   9,132  1,069,274   SH         SOLE              963,894           105,380
ETHAN ALLEN INTERIORS INC            COM     297602104  10,010    502,280   SH         SOLE              452,525            49,755
FAIR ISAAC CORP                      COM     303250104  16,853    398,606   SH         SOLE              359,325            39,281
FAIRCHILD SEMICONDUCTOR INTL         COM     303726103   9,251    656,131   SH         SOLE              591,927            64,204
FELCOR LODGING TR INC                COM     31430F101  10,322  2,196,091   SH         SOLE            1,977,909           218,182
FIRST INDUSTRIAL REALTY TRUST INC    COM     32054K103  12,611    999,294   SH         SOLE              901,018            98,276
GARDNER DENVER INC                   COM     365558105   8,224    155,437   SH         SOLE              140,167            15,270
GENERAL CABLE CORP DEL NEW           COM     369300108   4,356    167,935   SH         SOLE              151,327            16,608
GENESEE & WYO INC                    CL A    371559105   8,294    156,955   SH         SOLE              141,611            15,344
GIBRALTAR INDS INC                   COM     374689107   1,697    163,474   SH         SOLE              147,818            15,656
GLACIER BANCORP INC NEW              COM     37637Q105   9,395    607,700   SH         SOLE              547,676            60,024
HAEMONETICS CORP                     COM     405024100  10,383    140,109   SH         SOLE              126,368            13,741
HANOVER INS GROUP INC                COM     410867105  10,867    277,714   SH         SOLE              250,185            27,529
HARSCO CORP                          COM     415864107   2,538    124,519   SH         SOLE              111,832            12,687
MILLER HERMAN INC                    COM     600544100   6,489    350,375   SH         SOLE              315,705            34,670
INTEGRATED DEVICE TECHNOLOGY         COM     458118106   6,690  1,190,354   SH         SOLE            1,072,818           117,536
INTREPID POTASH INC                  COM     46121Y102   8,658    380,412   SH         SOLE              342,942            37,470
LIFEPOINT HOSPITALS INC              COM     53219L109   8,503    207,487   SH         SOLE              187,014            20,473
MAGELLAN HEALTH SVCS INC           COM NEW   559079207   7,602    167,706   SH         SOLE              151,275            16,431
MERIT MED SYS INC                    COM     589889104  10,824    783,741   SH         SOLE              710,220            73,521
MGIC INVT CORP WIS                   COM     552848103   5,431  1,885,671   SH         SOLE            1,699,552           186,119
MID-AMER APT CMNTYS INC              COM     59522J103  11,235    164,640   SH         SOLE              148,419            16,221
NATIONAL HEALTH INVS INC             COM     63633D104   9,624    189,010   SH         SOLE              170,357            18,653
OLD NATL BANCORP IND                 COM     680033107   9,974    830,460   SH         SOLE              748,197            82,263
PHH CORP                           COM NEW   693320202   9,501    543,533   SH         SOLE              489,847            53,686
PROGRESS SOFTWARE CORP               COM     743312100   9,791    469,149   SH         SOLE              422,941            46,208
PROSPERITY BANCSHARES INC            COM     743606105   9,947    236,665   SH         SOLE              213,405            23,260
PSS WORLD MED INC                    COM     69366A100   6,741    321,149   SH         SOLE              289,300            31,849
ROBBINS & MYERS INC                  COM     770196103   7,906    189,058   SH         SOLE              170,437            18,621
SELECTIVE INS GROUP INC              COM     816300107  10,745    617,149   SH         SOLE              556,183            60,966
SUN COMMUNITIES INC                  COM     866674104  20,138    455,202   SH         SOLE              410,252            44,950
SUNOPTA INC                          COM     8676EP108   6,059  1,079,963   SH         SOLE              973,540           106,423
SUNRISE SENIOR LIVING INC            COM     86768K106  12,112  1,661,494   SH         SOLE            1,497,417           164,077
SUPERIOR ENERGY SVS INC              COM     868157108   7,735    382,356   SH         SOLE              344,691            37,665
TENNECO INC                          COM     880349105   7,905    294,739   SH         SOLE              265,725            29,014
TITAN INTL INC ILL                   COM     88830M102  12,511    510,043   SH         SOLE              459,881            50,162
TRACTOR SUPPLY CO                    COM     892356106  14,974    180,280   SH         SOLE              162,513            17,767
TREEHOUSE FOODS INC                  COM     89469A104  12,230    196,331   SH         SOLE              176,996            19,335
TRIMAS CORP                        COM NEW   896215209   8,438    419,784   SH         SOLE              378,212            41,572
UNITED NAT FOODS INC                 COM     911163103  14,822    270,182   SH         SOLE              243,511            26,671
UNITED RENTALS INC                   COM     911363109  15,523    456,022   SH         SOLE              411,317            44,705
UNITED STATIONERS INC                COM     913004107   7,300    270,877   SH         SOLE              244,189            26,688
U S PHYSICAL THERAPY INC             COM     90337L108  10,054    395,372   SH         SOLE              357,243            38,129
WABTEC CORP                          COM     929740108  14,348    183,926   SH         SOLE              165,798            18,128
WALTER INVT MGMT CORP                COM     93317W102   3,370    143,757   SH         SOLE              129,070            14,687
WEBSTER FINL CORP CONN               COM     947890109   8,454    390,327   SH         SOLE              351,641            38,686
WESTAMERICA BANCORPORATION           COM     957090103   7,559    160,175   SH         SOLE              144,425            15,750
WHITING PETE CORP NEW                COM     966387102   8,842    215,038   SH         SOLE              193,824            21,214
WILLBROS GROUP INC DEL               COM     969203108   7,476  1,157,300   SH         SOLE            1,042,898           114,402
WMS INDS INC                         COM     929297109   7,459    373,892   SH         SOLE              337,050            36,842

TOTAL                                                  703,068 35,391,349                             31,901,179     0   3,490,170
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